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                               THE RESERVE FUNDS

                         Reserve Private Equity Series

                       Supplement dated August 16, 1999
                    to the Prospectus dated April 26, 1999

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After careful consideration, the Trustees of the Reserve Mid-Cap Equity Fund
determined it was in the shareholders' best interests to liquidate the Reserve Mid-Cap Equity Fund as of July 30, 1999.